CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Jan. 15, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 03, 2020	Mar. 31, 2020	Jan. 16, 2020	Jan. 15, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Total Current Assets	$ 805,918		$ 1,251,745
Long-term assets
Total Assets	230,812,755		231,255,125
Current liabilities
Total Current Liabilities	2,216,885		748,277
Long-term liabilities
Total Liabilities	72,121,885		41,642,277
Members' equity	5,000,010		5,000,008		$ 0
Total Liabilities and Stockholders' Equity	230,812,755		231,255,125
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Current assets
Cash	23,595,141		7,914,150						$ 1,403,172
Accounts receivable, net	1,989,712		2,164,346						1,306,807
Accounts receivable, capital build	4,070,251		3,258,724						94,070
Receivables from related parties	30,690								106,886
Prepaid expenses and other current assets	9,257,111		6,634,303						2,114,969
Total Current Assets	38,942,905		19,971,523						5,025,904
Long-term assets
Property and equipment, net	79,111,432		71,265,503						61,035,883
Intangible assets, net	65,808,871		67,956,371						2,697,164
Goodwill	22,111,166		22,111,166	$ 22,111,166			$ 22,111,166
Other assets	1,372,532		836,347						812,404
Total Assets	207,346,906		182,140,910						69,571,355
Current liabilities
Accounts payable	2,835,469		2,998,448						1,760,920
Accrued expenses	12,858,511		10,945,013						6,915,170
Deferred revenue, current	2,354,627		1,653,042						1,495,612
Customer deposits	6,795,262		7,660,378						4,056,841
Related party - note payable	57,040,167		39,164,383
Payables to related parties	1,521,178		135,146						1,031
Capital-build, NEDO buyout liability	660,935		627,647
Other current liabilities	178,090		397,228						29,519
Total Current Liabilities	84,244,239		63,581,285						14,259,093
Long-term liabilities
Deferred revenue, noncurrent	22,583,999		2,732,257						3,517,383
Capital-build liability, excluding NEDO buyout liability	17,403,291		17,387,686						27,515,394
Asset retirement obligations	9,758,847		8,801,806						9,107,870
Other liabilities			150,903						150,903
Total Liabilities	133,990,376		92,653,937						55,178,290
Members' equity	73,356,530	$ 89,486,973	89,486,973	$ 104,772,156		$ 122,167,263	$ 131,032,003	$ 13,984,933	14,393,065	$ 27,757,277
Total Liabilities and Stockholders' Equity	$ 207,346,906		$ 182,140,910						$ 69,571,355